Organization and Principal Activities - Balances and Amounts of Company's WFOEs, VIEs and VIEs' Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Variable Interest Entities [Line Items]
Total current assets	$ 1,233,675	$ 1,070,832
Total assets	1,603,545	1,353,441	1,128,817
Total current liabilities	576,065	489,835
Total liabilities	577,787	496,189
Net income	215,704	136,269	132,688
Net cash provided by operating activities	361,345	283,628	249,304
Net cash used in investing activities	(344,377)	(237,888)	(143,701)
Net cash provided by financing activities	(54,114)	(70,849)	945
Variable Interest Entity [Member]
Variable Interest Entities [Line Items]
Total current assets	717,780	624,725
Total non-current assets	328,877	261,416
Total assets	1,046,657	886,141
Total current liabilities	548,787	462,031
Total non-current liabilities	1,722	6,354
Total liabilities	550,509	468,385
Net revenues	1,121,205	951,634	750,384
Net income	266,497	206,413	158,796
Net cash provided by operating activities	371,458	299,821	238,037
Net cash used in investing activities	(240,427)	(213,403)	(150,401)
Net cash provided by financing activities